Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 - Related Party Transactions

The Company has a banking relationship with Platinum Bank (Platinum), which is considered a related party due to a board member of Platinum also serving on the board of directors for the Parent and owns common stock in both the Parent and the Company. As of June 30, 2021 and December 31, 2020, the Company had related party cash balances of $411,614 and $2,585,180, respectively.

The Company uses Hays Companies (“Hays”) for all of its insurance brokerage needs. Hays is considered a related party as an executive of Hays own common stock in the Company and serves on the board of directors for the Company. The Company paid $12,603 and $9,165 for the six months ended June 30, 2021 and 2020, respectively, for insurance coverage brokered by Hays.

The Company leases office space in Canton, Connecticut from CJEM, LLC (CJEM), which is owned by an executive of the Company. The Company paid rent expense of $19,200, in each of the six months ended June 30, 2021 and 2020 related to this lease.

The Company is majority owned by SportsHub Games Network (“Parent”). The Parent has historically paid direct expenses incurred by the Company’s subsidiary, STI, which includes salaries and related expense for the employees of STI. The Parent collects cash on behalf of the STI’s revenue generating activities. The excess of revenue collected by the Parent over the expenses paid by the Parent is recorded as a distribution to the Parent. Distribution per share has been excluded from disclosure within the condensed consolidated statement of stockholders’ equity as only the Parent received the distribution. The Company has generated a payable to the Parent for expenses paid on behalf of STI in excess of cash collected by the Parent on behalf of STI’s revenue generating activities, which is recorded in Due to Parent in the condensed consolidated balance sheet.

In June 2020, an investor contributed $550,000 to the Company in exchange for a convertible promissory note (“note”) to purchase common stock and joined the Company in an executive role. The note had a voluntary conversion feature into common stock during the term of the note and a mandatory conversion feature at maturity, June 30, 2021. The voluntary and mandatory conversion features converted the note into common stock at a price of $2.00 per share. The executive contributed an additional $200,000 in October 2020 in exchange a convertible promissory note to purchase common stock with the same terms. In November 2020 the executive resigned from the Company and the Company repaid the investor $750,000, which represents the total investment. Proceeds received from the issuance of the notes were recorded as prepaid stock purchases in Additional Paid-In Capital. The repayment of the notes was recorded as reduction to Additional Paid-In Capital.

Note 4 - Related Party Transactions

The Company has a banking relationship with Platinum Bank (Platinum), which is considered a related party due to a board member of Platinum also serving on the board of directors for the Parent and owns common stock in both the Parent and Company. As of December 31, 2020 and 2019, the Company had related party cash balances of $2,585,180 and $1,801,230, respectively.

The Company uses Hays Companies (Hays) for all of its insurance brokerage needs. Hays is considered a related party as executives in Hays own common stock in the Company, a Hays employee serves on the board of directors for the Parent, and another Hays employee serves on the board of directors for both the Parent and the Company. The Company paid $18,330 and $24,357 for the years ending December 31, 2020 and 2019, respectively for insurance coverage brokered by Hays.

The Company leases office space in Canton, Connecticut from CJEM, LLC (CJEM), which is owned by an executive of the Company. Management had evaluated CJEM as a variable interest entity until July, 2020 (see Note 9). The Company paid rent expense of $38,400, in both years ending December 31, 2020 and 2019, related to this lease.

In June 2020, an investor contributed $550,000 to the Company in exchange for a convertible promissory note ("note") to purchase common stock and joined the Company in an executive role. The note had a voluntary conversion feature into common stock during the term of the note and a mandatory conversion feature at maturity, June 30, 2021. The voluntary and mandatory conversion features converted the note into common stock at a price of $2.00 per share. The executive contributed an additional $200,000 in October 2020 in exchange a convertible promissory note to purchase common stock with the same terms. In November 2020 the executive resigned from the Company and the Company repaid the investor $750,000, which represents the total investment. Proceeds received from the issuance of the notes were recorded as prepaid stock purchases in Additional Paid-In Capital. The repayment of the notes was recorded as reduction to Additional Paid-In Capital.